                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.       Name and address of issuer:

         Northwestern Mutual Variable Life Account
         The Northwestern Mutual Life Insurance Company
         720 East Wisconsin Avenue
         Milwaukee, Wisconsin  53202

2. Name of each series or class of funds for which this Form is filed. (If the Form is being filed for all series and classes of funds of the issuer, check the box but do not list series or classes): [ ]
                         (Variable Joint Life Policies)

3.       Investment Company Act File Number:  811-3989

         Securities Act File Number:  333-59103

4(a).             Last day of fiscal year for which this Form is filed:
                  December 31, 2002

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.       Calculation of registration fee:
      (i)         Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                                                                $42,800,502
                                                                                                    ----------

     (ii)         Aggregate price of securities redeemed
                  or repurchased during the fiscal year:                          $19,621,529
                                                                                   ----------

    (iii)         Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
                  payable to the
                  Commission:                                                     $  0
                                                                                   -----

     (iv)         Total available redemption credits
                  [add items 5(ii) and 5(iii)]:                                                    $19,621,529
                                                                                                    ----------

      (v)         Net sales - if item 5(i) is greater
                  than 5(iv) [subtract item 5(iv) from
                  item 5(i)]:                                                                      $23,178,973
                                                                                                   -----------

     (vi)         Redemption credits available for use in future years - if item
                  5(i) is less than item 5(iv) [subtract item 5(iv) from
                  item 5(i)]:                                                     $(  0  )
                                                                                    -----

    (vii)         Multiplier for determining registration
                  fee:                                                                             x.0000809
                                                                                                    --------

   (viii)         Registration fee due [multiply item 5(v)
                  by item 5(vii)] (enter "0" if no fee is due):                                    =$1,875.18
                                                                                                     ========



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6.       Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year:
                                                                +$  0
                                                                  -------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                =$1,875.18
                                                                  ========

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 26, 2003.

                  Method of Delivery:

                                        [X]  Wire Transfer
                                        [ ]  Mail or other means


                                   SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



By:      /s/
         Steven T. Catlett
         Vice President and Controller
         The Northwestern Mutual Life Insurance Company

                                              Date:    March 25, 2003